Consolidated Statement of Stockholder's Deficit - USD ($)	Common Stock [Member] Common Class B [Member] Willow Lane Acquisition Corp [Member]	Common Stock [Member] Common Class B [Member]	Common Stock [Member] Common Class A [Member] Willow Lane Acquisition Corp [Member]	Common Stock [Member] Common Class A [Member] Boost Run Holdings LLC [Member]	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class C [Member] Boost Run Holdings LLC [Member]	Common Stock [Member] Willow Lane Acquisition Corp [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Willow Lane Acquisition Corp [Member]	Additional Paid-in Capital [Member] Boost Run Holdings LLC [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member] Willow Lane Acquisition Corp [Member]	Retained Earnings [Member] Boost Run Holdings LLC [Member]	Retained Earnings [Member]	Common Class A [Member] Willow Lane Acquisition Corp [Member]	Willow Lane Acquisition Corp [Member]	Boost Run Holdings LLC [Member]	Total
Balance at Aug. 15, 2023
Balance, shares at Aug. 15, 2023
Net income (loss)													(553,000)				(553,000)
Issuance of Class C Units, shares						128
Issuances of members’ interests
Issuances of members' interests, shares				8,500
Contributions				$ 6,187,000													6,187,000
Balance at Dec. 31, 2023				$ 6,187,000		$ 6,187,000							(553,000)				5,634,000
Balance, shares at Dec. 31, 2023				8,500
Net income (loss)													160,000				160,000
Contributions						1,500,000											1,500,000
Unit-based compensation										363,000							363,000
Balance at Sep. 30, 2024	$ 463					$ 7,687,000			$ 24,537	363,000		$ (43,124)	(393,000)			$ (18,124)	7,657,000
Balance, shares at Sep. 30, 2024	4,628,674			8,500
Balance at Dec. 31, 2023				$ 6,187,000		$ 6,187,000							(553,000)				5,634,000
Balance, shares at Dec. 31, 2023				8,500
Net income (loss)													(212,000)				(212,000)
Contributions				1,503,000													1,503,000
Unit-based compensation										568,000							568,000
Balance at Dec. 31, 2024	$ 463			$ 7,690,000		$ 7,690,000				568,000		(2,914,386)	(765,000)			(2,913,923)	7,493,000
Balance, shares at Dec. 31, 2024	4,628,674			8,500
Balance at Jul. 02, 2024
Balance, shares at Jul. 02, 2024
Net income (loss)												(43,124)				(43,124)
Issuance of Class C Units	$ 463								24,537							25,000
Issuance of Class C Units, shares	4,628,674
Balance at Sep. 30, 2024	$ 463					$ 7,687,000			24,537	363,000		(43,124)	(393,000)			(18,124)	7,657,000
Balance, shares at Sep. 30, 2024	4,628,674			8,500
Balance at Jul. 02, 2024
Balance, shares at Jul. 02, 2024
Accretion for Class A Ordinary Shares to redemption amount									(5,920,964)			(3,031,276)			$ (8,952,240)	(8,952,240)
Net income (loss)												116,890				116,890
Issuance of Class C Units	$ 463								24,537							25,000
Issuance of Class C Units, shares	4,628,674
Allocated value of transaction costs to Public Warrants									(71,545)							(71,545)
Fair value of Public Warrants at issuance									822,250							822,250
Sale of 5,145,722 Private Placement Warrants									5,145,722							5,145,722
Balance at Dec. 31, 2024	$ 463			$ 7,690,000		$ 7,690,000				568,000		(2,914,386)	(765,000)			(2,913,923)	7,493,000
Balance, shares at Dec. 31, 2024	4,628,674			8,500
Accretion for Class A Ordinary Shares to redemption amount												(1,363,977)			(1,363,977)	(1,363,977)
Net income (loss)												1,232,751				1,232,751
Balance at Mar. 31, 2025	$ 463											(3,045,612)				(3,045,149)
Balance, shares at Mar. 31, 2025	4,628,674
Balance at Dec. 31, 2024	$ 463			$ 7,690,000		$ 7,690,000				568,000		(2,914,386)	(765,000)			(2,913,923)	7,493,000
Balance, shares at Dec. 31, 2024	4,628,674			8,500
Net income (loss)													(14,617,000)			3,241,207	(14,617,000)
Issuance of Class C Units						2,992,000											2,992,000
Contributions						500,000											500,000
Unit-based compensation										13,220,000							13,220,000
Balance at Sep. 30, 2025	$ 463					$ 11,182,000		$ 1		13,788,000		(3,793,022)	(15,382,000)	$ (25,000)		(3,792,559)	9,588,000	$ (25,000)
Balance, shares at Sep. 30, 2025	4,628,674			8,500		128
Balance at Mar. 31, 2025	$ 463											(3,045,612)				(3,045,149)
Balance, shares at Mar. 31, 2025	4,628,674
Accretion for Class A Ordinary Shares to redemption amount												(1,374,969)			(1,374,969)	(1,374,969)
Net income (loss)												1,222,925				1,222,925
Balance at Jun. 30, 2025	$ 463											(3,197,656)				(3,197,193)
Balance, shares at Jun. 30, 2025	4,628,674
Accretion for Class A Ordinary Shares to redemption amount												(1,380,897)			$ (1,380,897)	(1,380,897)
Net income (loss)												785,531				785,531
Balance at Sep. 30, 2025	$ 463					$ 11,182,000		1		13,788,000		(3,793,022)	(15,382,000)	(25,000)		(3,792,559)	9,588,000	(25,000)
Balance, shares at Sep. 30, 2025	4,628,674			8,500		128
Balance at Sep. 04, 2025
Net income (loss)														(25,000)				(25,000)
Common stock issuance								1
Balance at Sep. 30, 2025	$ 463					$ 11,182,000		$ 1		$ 13,788,000		$ (3,793,022)	$ (15,382,000)	$ (25,000)		$ (3,792,559)	$ 9,588,000	$ (25,000)
Balance, shares at Sep. 30, 2025	4,628,674			8,500		128